Shareholder Report, Average Annual Return (Details)	1 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended	13 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	19 Months Ended		20 Months Ended	22 Months Ended		23 Months Ended	26 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000248655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - March
Average Annual Return, Percent												7.37%													7.63%
C000250280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Equal Weight Buffer ETF - June
Average Annual Return, Percent												14.60%												10.61%
C000250354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - June
Average Annual Return, Percent												8.02%												7.36%
C000251231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - July
Average Annual Return, Percent												7.72%										7.19%
C000252052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - August
Average Annual Return, Percent												8.00%											6.86%
C000252053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - September
Average Annual Return, Percent												8.05%									6.28%
C000252245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest Emerging Markets Buffer ETF - December
Average Annual Return, Percent												24.29%						20.61%
C000252246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest Emerging Markets Buffer ETF - March
Average Annual Return, Percent												29.74%			24.72%
C000252247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest Emerging Markets Buffer ETF - September
Average Annual Return, Percent												24.63%									16.35%
C000252364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Uncapped Accelerator ETF - January
Average Annual Return, Percent												31.64%					20.44%
C000252365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Uncapped Accelerator ETF - April
Average Annual Return, Percent												31.24%	41.57%
C000252366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Uncapped Accelerator ETF - October
Average Annual Return, Percent												30.96%							17.99%
C000252370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Equal Weight Buffer ETF - December
Average Annual Return, Percent												13.90%						10.00%
C000252371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Equal Weight Buffer ETF - March
Average Annual Return, Percent												14.73%			13.08%
C000252372 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Equal Weight Buffer ETF - September
Average Annual Return, Percent												14.00%									8.46%
C000254273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - April
Average Annual Return, Percent												5.63%	6.66%
C000254274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - December
Average Annual Return, Percent												8.30%						6.53%
C000254275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - February
Average Annual Return, Percent												7.88%				6.53%
C000254276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - January
Average Annual Return, Percent												8.08%					6.42%
C000254277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - May
Average Annual Return, Percent												6.60%		6.36%
C000254278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - November
Average Annual Return, Percent												8.69%								6.70%
C000254279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Max Buffer ETF - October
Average Annual Return, Percent												8.60%							6.35%
C000254587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Average Annual Return, Percent												16.72%								11.93%
C000254589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Average Annual Return, Percent												15.45%							11.79%
C000255841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Quarterly Max Buffer ETF
Average Annual Return, Percent												8.78%						7.38%
C000260997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest Emerging Markets Buffer ETF - June
Average Annual Return, Percent											17.64%
C000261392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest Laddered Max Buffer ETF
Average Annual Return, Percent										6.48%
C000261996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Uncapped Accelerator ETF - July
Average Annual Return, Percent									22.64%
C000263943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Dual Directional Buffer ETF - August
Average Annual Return, Percent								7.89%
C000263944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Dual Directional Buffer ETF - February
Average Annual Return, Percent				4.48%
C000263945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Dual Directional Buffer ETF - May
Average Annual Return, Percent	1.29%
C000263946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Dual Directional Buffer ETF - November
Average Annual Return, Percent						8.34%
C000263950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Buffer & Digital Return ETF - April
Average Annual Return, Percent		1.91%
C000263951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Buffer & Digital Return ETF - January
Average Annual Return, Percent					3.45%
C000263952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest U.S. Equity Buffer & Digital Return ETF - October
Average Annual Return, Percent							5.86%
C000272279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest Laddered U.S. Equity Uncapped Accelerator ETF
Average Annual Return, Percent			16.62%
C000272281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest Laddered U.S. Equity Equal Weight Buffer ETF
Average Annual Return, Percent			5.01%
C000272535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												FT Vest Laddered Emerging Markets Buffer ETF
Average Annual Return, Percent			6.88%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												S&P 500® Index
Average Annual Return, Percent	2.36%	6.50%	14.73%	10.05%	9.69%	15.50%	14.58%	14.66%	21.63%	25.81%		29.78%	39.71%	27.54%	29.11%	21.48%	20.18%	20.00%	18.68%	19.55%	19.79%	21.31%	20.49%	19.85%	20.36%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index
Average Annual Return, Percent			20.39%								49.77%	54.31%			47.28%			43.46%			33.65%
S And P 500 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												S&P 500® Equal Weight Index
Average Annual Return, Percent			7.93%									20.43%			18.86%			14.43%			12.17%			14.81%